Income Taxes	12 Months Ended
Dec. 31, 2020
Income Taxes [Abstract]
Income Taxes
10.	Income Taxes:

Castor and its subsidiaries are incorporated under the laws of the Republic of the Marshall Islands and they are not subject to income taxes in the Republic of the Marshall Islands. Castor’s ship-owning subsidiaries are subject to registration and tonnage taxes, which have been included in Vessel operating expenses in the accompanying consolidated statements of comprehensive income/(loss).

Pursuant to §883 of the Internal Revenue Code of the United States (the “Code”), U.S. source income from the international operation of ships is generally exempt from U.S. Federal income tax on such income if the company meets the following requirements: (a) the company is organized in a foreign country that grants an equivalent exception to corporations organized in the U. S. and (b) either (i) more than 50 percent of the value of the company’s stock is owned, directly or indirectly, by individuals who are “residents” of the company’s country of organization or of another foreign country that grants an “equivalent exemption” to corporations organized in the U.S. (the “50% Ownership Test”) or (ii) the company’s stock is “primarily and regularly traded on an established securities market” in its country of organization, in another country that grants an “equivalent exemption” to U.S. corporations, or in the U.S. (the “Publicly-Traded Test”). Marshall Islands, the jurisdiction where the Company and its ship-owning subsidiaries are incorporated, grants an equivalent exemption to United States corporations. Therefore, the Company is exempt from United States federal income taxation with respect to U.S.-source shipping income if either the 50% Ownership Test or the Publicly-Traded Test is met.

For the year ended December 31, 2020, the Company determined that it did not satisfy the Publicly-Traded Test as a result of its shares not meeting the “regularly traded” requirement as set forth under the regulations. In addition, the Company did not satisfy the 50% Ownership Test as it is unable to substantiate certain requirements regarding the identity of its shareholders. As a result, the Company did not qualify for exemption under §883 of the Code from the 4% U.S. Federal income tax on its U.S. source gross transportation income. U.S. source gross transportation income is defined as 50% of shipping income that is attributable to transportation that begins or ends, but does not both begin and end, in the U.S. Gross transportation income from each voyage is equal to the product of (i) the number of days in each voyage and (ii) the daily charter rate paid to the Company by the charterer.

As a result, U.S. source income taxes of approximately $21,640 were recognized in the accompanying consolidated comprehensive income/(loss) for the year ended December 31, 2020.